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FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     August, 2008
Payment Date                                                                                                             9/15/2008
Transaction Month                                                                                                                5

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                            WEIGHTED AVG REMAINING
                                                              DOLLAR AMOUNT         # OF RECEIVABLES                TERM AT CUTOFF
Initial Pool Balance                                      $1,739,998,149.52                   94,331                   52.1 months
Original Securities:                                          DOLLAR AMOUNT       NOTE INTEREST RATE  FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                            $390,000,000.00                 2.76579%                  May 15, 2009
 Class A-2 Notes                                            $497,900,000.00  one-month LIBOR + 1.20%             December 15, 2010
 Class A-3a Notes                                           $359,200,000.00                   4.280%                  May 15, 2012
 Class A-3b Notes                                            $80,000,000.00  one-month LIBOR + 1.62%                  May 15, 2012
 Class A-4a Notes                                           $120,700,000.00                   4.950%                March 15, 2013
 Class A-4b Notes                                            $50,000,000.00  one-month LIBOR + 2.00%                March 15, 2013
 Class B Notes                                               $47,300,000.00                   5.880%                 July 15, 2013
 Class C Notes                                               $31,500,000.00                   6.650%             December 15, 2013
 Class D Notes                                               $31,500,000.00                   8.100%              October 15, 2014
                                                             --------------
    Total                                                 $1,608,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                                $5,733,737.42

PRINCIPAL:
 Principal Collections                                                                                              $33,542,448.91
 Prepayments in Full                                                                                                $11,382,912.34
 Liquidation Proceeds                                                                                                $1,093,771.87
 Recoveries                                                                                                              $9,056.57
                                                                                                                         ---------
   SUB TOTAL                                                                                                        $46,028,189.69
                                                                                                                    --------------
COLLECTIONS                                                                                                         $51,761,927.11

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                                 $365,907.56
 Purchase Amounts Related to Interest                                                                                    $2,255.44
                                                                                                                         ---------
   SUB TOTAL                                                                                                           $368,163.00

Clean-up Call                                                                                                                $0.00

Reserve Account Draw Amount                                                                                                  $0.00
Net Swap Receipt - Class A-2                                                                                            $61,867.94
Net Swap Receipt - Class A-3b                                                                                                $0.00
Net Swap Receipt - Class A-4b                                                                                                $0.00

AVAILABLE FUNDS                                                                                                     $52,191,958.05

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                               August, 2008
Payment Date                                                                                                       9/15/2008
Transaction Month                                                                                                          5

III. DISTRIBUTIONS                                                                               CARRYOVER         REMAINING
AVAILABLE FUNDS

                                                CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                             $0.00            $0.00       $0.00       $0.00    $52,191,958.05
Indenture Trustee Fees and                                  $0.00            $0.00       $0.00       $0.00    $52,191,958.05
Servicing Fee                                       $1,265,733.64    $1,265,733.64       $0.00       $0.00    $50,926,224.41
Net Swap Payment - Class A-2                                $0.00            $0.00       $0.00       $0.00    $50,926,224.41
Net Swap Payment - Class A-3b                           $3,792.71        $3,792.71       $0.00       $0.00    $50,922,431.70
Net Swap Payment - Class A-4b                          $15,176.00       $15,176.00       $0.00       $0.00    $50,907,255.70
Swap Termination Payment                                    $0.00            $0.00       $0.00       $0.00    $50,907,255.70
Interest - Class A-1 Notes                            $401,454.54      $401,454.54       $0.00       $0.00    $50,505,801.16
Interest - Class A-2 Notes                          $1,572,164.61    $1,572,164.61       $0.00       $0.00    $48,933,636.55
Interest - Class A-3a Notes                         $1,281,146.67    $1,281,146.67       $0.00       $0.00    $47,652,489.88
Interest - Class A-3b Notes                           $281,540.62      $281,540.62       $0.00       $0.00    $47,370,949.26
Interest - Class A-4a Notes                           $497,887.50      $497,887.50       $0.00       $0.00    $46,873,061.76
Interest - Class A-4b Notes                           $192,324.00      $192,324.00       $0.00       $0.00    $46,680,737.76
First Priority Principal Payment                            $0.00            $0.00       $0.00       $0.00    $46,680,737.76
Interest - Class B Notes                              $231,770.00      $231,770.00       $0.00       $0.00    $46,448,967.76
Second Priority Principal Payment                           $0.00            $0.00       $0.00       $0.00    $46,448,967.76
Interest - Class C Notes                              $174,562.50      $174,562.50       $0.00       $0.00    $46,274,405.26
Third Priority Principal Payment                   $18,525,921.83   $18,525,921.83       $0.00       $0.00    $27,748,483.43
Interest - Class D Notes                              $212,625.00      $212,625.00       $0.00       $0.00    $27,535,858.43
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $27,535,858.43
Regular Principal Payment                         $150,035,420.68   $27,535,858.43       $0.00       $0.00             $0.00
Subordinated Swap Termination                               $0.00            $0.00       $0.00       $0.00             $0.00
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                              $0.00            $0.00       $0.00       $0.00             $0.00
                                                                             -----
TOTAL                                                               $52,191,958.05

                                                            PRINCIPAL PAYMENT:
                                                                   First Priority Principal Payment                    $0.00
                                                                   Second Priority Principal Payment                   $0.00
                                                                   Third Priority Principal Payment           $18,525,921.83
                                                                   Regular Principal Payment                  $27,535,858.43
                                                                                                              --------------
                                                                   TOTAL                                      $46,061,780.26

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                                 ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                               ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                                BALANCE                          BALANCE
Class A-1 Notes          $46,061,780.26         $118.11     $401,454.54            $1.03   $46,463,234.80            $119.14
Class A-2 Notes                   $0.00           $0.00   $1,572,164.61            $3.16    $1,572,164.61              $3.16
Class A-3a Notes                  $0.00           $0.00   $1,281,146.67            $3.57    $1,281,146.67              $3.57
Class A-3b Notes                  $0.00           $0.00     $281,540.62            $3.52      $281,540.62              $3.52
Class A-4a Notes                  $0.00           $0.00     $497,887.50            $4.13      $497,887.50              $4.13
Class A-4b Notes                  $0.00           $0.00     $192,324.00            $3.85      $192,324.00              $3.85
Class B Notes                     $0.00           $0.00     $231,770.00            $4.90      $231,770.00              $4.90
Class C Notes                     $0.00           $0.00     $174,562.50            $5.54      $174,562.50              $5.54
Class D Notes                     $0.00           $0.00     $212,625.00            $6.75      $212,625.00              $6.75
                                  -----                     -----------                       -----------
TOTAL                    $46,061,780.26                   $4,845,475.44                    $50,907,255.70

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                      August, 2008
Payment Date                                                                                                              9/15/2008
Transaction Month                                                                                                                 5

V. NOTE BALANCE AND POOL INFORMATION

                                                        BEGINNING OF PERIOD                          END OF PERIOD
                                                            BALANCE           NOTE FACTOR             BALANCE           NOTE FACTOR
Class A-1 Notes                                     $168,561,342.51             0.4322086     $122,499,562.25             0.3141014
Class A-2 Notes                                     $497,900,000.00             1.0000000     $497,900,000.00             1.0000000
Class A-3a Notes                                    $359,200,000.00             1.0000000     $359,200,000.00             1.0000000
Class A-3b Notes                                     $80,000,000.00             1.0000000      $80,000,000.00             1.0000000
Class A-4a Notes                                    $120,700,000.00             1.0000000     $120,700,000.00             1.0000000
Class A-4b Notes                                     $50,000,000.00             1.0000000      $50,000,000.00             1.0000000
Class B Notes                                        $47,300,000.00             1.0000000      $47,300,000.00             1.0000000
Class C Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
Class D Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,386,661,342.51             0.8622980   $1,340,599,562.25             0.8336544

POOL INFORMATION
 Weighted Average APR                                                              4.811%                                    4.807%
 Weighted Average Remaining Term                                                    49.34                                     48.63
 Number of Receivables Outstanding                                                 85,792                                    83,688
 Pool Balance                                                           $1,518,880,370.13                         $1,471,709,472.59
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,378,391,739.38                         $1,336,635,420.68
 Pool Factor                                                                    0.8729207                                 0.8458109

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $8,699,990.75
Targeted Credit Enhancement Amount                                                                                   $14,717,094.73
Yield Supplement Overcollateralization Amount                                                                       $135,074,051.91
Targeted Overcollateralization Amount                                                                               $141,091,155.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $131,109,910.34


VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                     $8,699,990.75
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                        $8,699,990.75
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                            $8,699,990.75

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                           August, 2008
Payment Date                                                                                                   9/15/2008
Transaction Month                                                                                                      5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     273        $785,856.86
(Recoveries)                                                                                       15          $9,056.57
                                                                                                               ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $776,800.29
Cumulative Net Losses Last Collection                                                                      $1,365,688.15
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $2,142,488.44

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.61%

DELINQUENT RECEIVABLES:

                                                                % OF EOP POOL        # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                   1.16%                     825     $17,011,281.19
61-90 Days Delinquent                                                   0.14%                      93      $2,131,901.28
91-120 Days Delinquent                                                  0.04%                      25        $567,799.34
Over 120 Days Delinquent                                                0.02%                      11        $321,326.76
                                                                        -----                      --        -----------

TOTAL DELINQUENT RECEIVABLES                                            1.36%                     954     $20,032,308.57

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        95      $2,104,163.73
Total Repossesed Inventory                                                                        107      $2,676,297.06

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.2745%
Preceding Collection Period                                                                                      0.6329%
Current Collection Period                                                                                        0.6234%
Three Month Average                                                                                              0.5103%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0897%
Preceding Collection Period                                                                                      0.1271%
Current Collection Period                                                                                        0.1541%
Three Month Average                                                                                              0.1236%